Shareholders' equity - Share capital and Non-controlling interest (Details) - AUD ($) $ in Millions	Sep. 10, 2025	Sep. 11, 2024	Sep. 30, 2025	Sep. 30, 2024
Share capital
Ordinary share capital, fully paid			$ 37,263	$ 37,958
Treasury shares			(845)	(758)
Total share capital			36,418	37,200
Non-controlling interest
Perpetual Preference Shares			324	339
Other			3	8
NCI			$ 327	$ 347
Number of unvested RSP and EIP treasury shares held			5,789,312	6,173,874
Westpac Bank-PNG-Limited
Non-controlling interest
Percentage of non-controlling interest in subsidiary acquired	1.09%	8.74%
Parent Entity
Share capital
Ordinary share capital, fully paid			$ 37,263	$ 37,958
Treasury shares			(902)	(816)
Total share capital			$ 36,361	$ 37,142
Non-controlling interest
Number of unvested RSP and EIP treasury shares held			5,789,312	6,173,874